Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Other Assets
Other assets include the following:

(In US$ millions)	December 31, 2017	December 31, 2016
Reimbursable amounts due from customers	$3.6	$5.9
Mobilization revenue receivables	73.8	108.5
Intangible asset- Favorable contracts to be amortized	130.6	205.0
Prepaid expenses	8.5	4.5
Other	3.8	1.4
Total other assets	$220.3	$325.3

Other assets are presented in our Consolidated Balance Sheet as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Other current assets	86.8	117.0
Other non-current assets	133.5	208.3
Total other assets	$220.3	$325.3

Favorable Contracts
The gross carrying amounts and accumulated amortization included in 'Other current assets' and 'Other non-current assets' in the Consolidated Balance Sheets were as follows:

	December 31, 2017			December 31, 2016
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	$357.3	$(152.3)	$205.0	$357.3	$(81.7)	$275.6
Amortization of favorable contracts	—	(74.4)	(74.4)	—	(70.6)	(70.6)
Balance at end of period	$357.3	$(226.7)	$130.6	$357.3	$(152.3)	$205.0

Amortization of Favorable Contracts
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2018	2019	2020	2021	2022	Total
Amortization of favorable contracts	$45.2	$45.1	$40.3	$—	$—	$130.6